Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Feb. 28, 2013
Nature of Operations and Summary of Significant Accounting Policies
Schedule of average depreciable lives by fixed asset category

Land improvements	20 years
Buildings and improvements	8 - 40 years
Crushing, prestressing and manufacturing plants	5 - 33 years
Contracting equipment	3 - 12.5 years
Trucks and autos	3 - 8 years
Office equipment	5 - 10 years